UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
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               (Exact name of registrant as specified in charter)

      261 West 35th Street, 16th Floor, New York, NY 10001
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            (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
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            (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2009

Date of reporting period: July 31, 2008

Item 1.   Schedule of Investments.

          Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended July 31, 2008.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

                                                                                    JULY 31,

                                                               2008                                         2007
                                             ----------------------------------------   -------------------------------------------
                                              Principal      Amortized       Market       Principal      Amortized        Market
                                                Amount         Cost          Value         Amount          Cost            Value
                                             -----------   ------------   -----------   ------------   -------------   ------------
Ardsley, NY
   Union Free School
      5.000% due June 15, 2014               $   415,000   $    453,594   $   454,329   $         --   $          --   $         --
      4.000% due June 15, 2016                   460,000        477,080       476,381             --              --             --

Cattaraugus County
   NY Public
      5.000% due June 1, 2014                    275,000   $    289,782   $   291,054        275,000         292,673        290,567
      5.000% due June 1, 2015                    275,000        289,055       290,183        275,000         291,751        290,276

Chenango Valley
   NY Central School District
      4.000% due June 15, 2011                   190,000        192,538       194,332        190,000         194,283        191,621

City of Buffalo
   New York Sewer Authority
      5.000% due July 1, 2011                  1,110,000      1,149,030     1,177,666      1,110,000       1,161,434      1,159,595

City of New York
   General Purpose Unlimited Tax
      6.750% due Feb. 1, 2009                    500,000        508,250       512,059        500,000         515,738        522,405

Clarkstown N.Y.
   Central School District
      5.25% due April 15, 2015                   400,000        425,550       434,904        400,000         429,731        430,212

Cleveland Hill Union
   Free School District
      5.500% due October 15, 2011              1,480,000      1,493,147     1,538,652      1,480,000       1,494,953      1,549,042

Monroe County N.Y. Pub. Imp.
      6.000% due June 1, 2010                     10,000         10,102        10,206         10,000          10,030         10,283
      6.000% due March 1, 2012                   445,000        478,365       480,640        445,000         487,090        485,210

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
      6.200% due Feb. 15, 2011                 1,070,000      1,068,480     1,157,901      1,070,000       1,068,157      1,154,883

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                        JULY 31,

                                                       2008                                  2007
                                      ------------------------------------   ------------------------------------
                                       Principal    Amortized     Market      Principal    Amortized     Market
                                         Amount       Cost        Value         Amount        Cost       Value
                                      ----------   ----------   ----------   ----------   ----------   ----------
New York State
   Local Gov't. Assist. Corp.
      5.500% due April 1, 2017        $  240,000   $  262,357   $  267,780   $  240,000   $  264,875   $  266,885

Suffolk County Water Auth. NY
   Waterworks Rev.
      6.000% due June 1, 2009            515,000      520,403      533,767    1,000,000    1,021,974    1,026,280

Bethlehem NY Central
   School District
      5.000% due November 11, 2015       500,000      536,257      537,925      500,000      541,114      536,710

Nassau County Interim Finance Auth.
      5.750% due November 15, 2013     1,100,000    1,116,700    1,188,033    1,100,000    1,122,186    1,169,047

Commonwealth of Puerto Rico
   Highway and Tran. Auth.
      5.500% due July 1, 2015            500,000      545,199      537,970      500,000      551,414      551,840
      6.25% due July 1, 2016             285,000      325,559      320,476      285,000      330,434      331,267

Niagara Falls Bridge Commission
      5.25% due October 1, 2015        2,000,000    2,081,700    2,095,040    2,000,000    2,091,590    2,128,220

NYC Ref Unltd. Tax
   6.000% due May 15, 2030               150,000      170,619      161,817      150,000      176,060      160,391

New York City
   Unlimited Tax
      5.000% due August 1, 2017          500,000      539,151      526,120           --           --           --

New York City Transitional
   NY Ref Unltd. Tax
      6.00% due May 15 1, 2030           750,000      810,488      808,537      750,000      818,106      805,942

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                          JULY 31,

                                                         2008                                  2007
                                         ------------------------------------   ------------------------------------
                                         Principal     Amortized     Market      Principal   Amortized      Market
                                           Amount         Cost       Value         Amount       Cost         Value
                                         ----------   ----------   ----------   ----------   ----------   ----------
New York State Dormitory Authority
   Pace University
      6.500% due July 1, 2009            $       --   $       --   $       --   $1,000,000   $1,030,677   $1,052,300

N.Y.S. Dormitory Authority
   Revs City Univ. System
      5.75% due July 1, 2013                215,000      233,548      230,624      215,000      237,151      229,568

N.Y.S. Dormitory Authority - State
   University Educational Facilities
      7-1/2% due May 15, 2011               365,000      362,965      395,600      420,000      416,298      455,955

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
      5.75% due June 15, 2008                    --           --           --      190,000      191,185      193,429
      5.20% due May 15, 2014                     --           --           --      575,000      621,805      607,936

N.Y.S. Environmental Facilities
   State Personal Income Tax
      5.250% due December 15, 2012          400,000      428,572      434,812      400,000      434,937      428,704

NYS Dormitory Auth.
   Personal Income Tax Ed.
      5.500% due March 15, 2011           1,000,000    1,041,137    1,070,630    1,000,000    1,055,217    1,057,590

NYS Dormitory Auth. Revs.
      5.250% due November 15, 2023        1,400,000    1,500,702    1,479,814    1,400,000    1,519,021    1,476,034

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Continued)

                                                                                   JULY 31,

                                                                2008                                        2007
                                            -------------------------------------------   -----------------------------------------
                                              Principal      Amortized        Market       Principal      Amortized       Market
                                               Amount          Cost           Value          Amount         Cost          Value
                                            ------------   ------------   -------------   -----------   ------------   ------------
NYS Dormitory Auth. Revs.
      5.25% due Oct. 1, 2017                $  1,000,000   $  1,117,415   $   1,111,190   $        --   $         --   $         --
      5.50% due May 15, 2018                   1,155,000      1,290,446       1,279,197     1,155,000      1,304,324      1,293,646
      5.00% due Oct. 1, 2018                     430,000        464,250         454,893            --             --             --
      5.50% due July 1, 2019                   1,000,000      1,101,134       1,109,990     1,000,000      1,110,502      1,124,820
      5.00% due Oct. 1, 2019                     585,000        626,995         612,080            --             --             --
      5.00% due July 1, 2020                   1,745,000      1,823,595       1,797,751     1,745,000      1,830,203      1,846,960
      5.00% due Feb. 1, 2021                   1,035,000      1,070,235       1,065,636     1,035,000      1,075,829      1,085,321
      5.25% due July 1, 2021                   1,000,000      1,107,947       1,041,890     1,000,000      1,116,075      1,106,390

NYS Enviromental Facilities
      5.0% due June 15, 2018                   1,000,000      1,051,809       1,074,510     1,000,000      1,058,660      1,061,710

NYS Thruway Authority
   2nd Gen'l. Hwy. of Bridge Trust Fund
      5.25% due April 1, 2013                  1,000,000      1,063,375       1,085,270     1,000,000      1,076,645      1,070,550
      5.00% due April 1, 2017                         --             --              --     1,000,000      1,072,139      1,058,470

NYS MTA Authority
      5.25% due April 1, 2026                    500,000        531,872         532,135            --             --             --

Pleasantville, NY, Public
   Impt. Unltd Tax.
      5.0% due January 1, 2016                   440,000        472,459         469,396       440,000        476,783        471,248

Sachem County
      5.25% due October 15, 2019                 500,000        552,510         535,390       500,000        557,195        550,190

Puerto Rico Electric Power
   Authority
      5.500% due July 11, 2017                   700,000        770,874         731,521       700,000        778,705        779,135

Puerto Rico Public Buildings
      5.000% due July 1, 2028                         --             --              --       500,000        512,877        516,000

Triboro Bridge & Tunnel Auth.
      6.000% due January 1, 2012               1,500,000      1,526,232       1,609,800     1,500,000      1,532,259      1,587,645
      5.500% due January 1, 2017               1,000,000      1,016,061       1,113,610     1,000,000      1,017,648      1,094,700
      5.500% due Nov. 15, 2019                 1,000,000      1,125,726       1,121,500     1,000,000      1,136,886      1,127,790

Suffolk County Judicial
   Facs. Agy.
      5.750% due October 2011                  1,340,000      1,354,297       1,398,529     1,340,000      1,357,668      1,408,879
                                            ------------   ------------   -------------   -----------   ------------   ------------

                                            $ 33,480,000   $ 35,377,562   $  35,751,540   $33,395,000   $ 35,384,282   $ 35,745,646
                                            ============   ============   =============   ===========   ============   ============

Item 2.  Controls and Procedures.

         (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.

By (Signature and Title) /s/ Peter Goodman
                         -------------------------------------------------------
                            Peter Goodman, President and Chief Executive Officer

Date September 18, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Peter Goodman
                         -------------------------------------------------------
                            Peter Goodman, President and Chief Executive Officer

Date September 18, 2008

By (Signature and Title) /s/ Warren F. Pelton
                         -------------------------------------------------------
                             Warren F. Pelton, Treasurer and
                             Chief Financial Officer

Date September 18, 2008